Statement of Changes in Net Assets Available for Benefits - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employee	$ 85,713
Employer	24,277
Rollovers	29,833
Total contributions	139,823
Investment income (expense):
Interest and dividend income	19,522
Net appreciation in fair value of investments	335,902
Net investment income	355,424
Interest income from notes receivable from participants	1,227
Other expense, net	(30)
Distributions to participants	(245,062)
Administrative expenses	(845)
Net increase	250,537
Beginning of year	2,084,909
End of year	$ 2,335,446